SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Detail)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable preferred shares, redemption value | ¥			¥ 6,644,822,639
Ordinary stock, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary stock, shares authorized	500,000,000		479,999,830
Ordinary stock, shares issued	34,568,689		10,170,111
Ordinary stock, shares outstanding	32,751,819		8,063,790
Treasury Stock, Common, Shares	291,207		0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable preferred shares, redemption value | ¥			¥ 6,644,822,639
Ordinary stock, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary stock, shares authorized	500,000,000		479,999,830
Ordinary stock, shares issued	34,568,689		10,170,111
Ordinary stock, shares outstanding	32,751,819		8,063,790
Treasury Stock, Common, Shares	291,207		0
Parent Company | Convertible Redeemable Preferred Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible redeemable preferred shares, redemption value | ¥	¥ 0		¥ 7,262,965,150